PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Schedule of Detailed Information about Property, Plant and Equipment
The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	1 to 50+
Land improvements	15
Furniture, fixtures and equipment	1 to 20
The following table presents the change to the components of the partnership’s hospitality assets for the six months ended June 30, 2024 and for the year ended December 31, 2023:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Cost:
Balance at the beginning of period	$10,486	$9,050
Additions	206	540
Disposals	(243)	(169)
Foreign currency translation	(92)	153
Acquisition of Foreign Investments(1)	—	945
Reclassification (to) assets held for sale and other	(392)	(33)
	9,965	10,486
Accumulated fair value changes:
Balance at the beginning of period	2,027	1,376
Revaluation gains, net(2)	—	647
Disposals	(11)	(37)
Foreign currency translation	(23)	45
Reclassification (to) assets held for sale and other	(114)	(4)
	1,879	2,027
Accumulated depreciation:
Balance at the beginning of period	(1,428)	(1,025)
Depreciation	(215)	(411)
Disposals	117	37
Foreign currency translation	18	(37)
Reclassification to assets held for sale and other	69	8
	(1,439)	(1,428)
Total property, plant and equipment(3)	$10,405	$11,085
(1)See Note 28, Related Parties for further information on the Acquisition of Foreign Investments.
(2)The prior year end includes revaluation gains of $704 million recorded as revaluation surplus in the consolidated statements of comprehensive income. It also includes revaluation losses in excess of revaluation surplus of $57 million recorded in other fair value changes in the consolidated statements of income.
(3)Includes right-of-use assets of $279 million (December 31, 2023 - $304 million)